Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2012. None of these derivatives are designated as accounting hedging instruments.

($ in thousands)	Asset derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$152,400	$306	$306	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	83	83	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	34,655	34,655	—

Total asset derivatives		$153,400	$35,044	$35,044	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$148,926	$(15,508)	$—	$(15,508)
Guaranteed withdrawal benefits	Contractholder funds	29,800	(2,071)	—	(2,071)
Equity-indexed options in life product contracts	Contractholder funds	6,589	(298)	—	(298)

Total liability derivatives		$185,315	$(17,877)	$—	$(17,877)

Total derivatives		$338,715	$17,167

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2011. None of these derivatives are designated as accounting hedging instruments.

($ in thousands)	Asset derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$52,000	$—	$—	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	96	96	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	16,869	16,869	—

Total asset derivatives		$53,000	$16,965	$16,965	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$176,500	$(2,867)	$38	$(2,905)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	164,425	(18,656)	—	(18,656)
Guaranteed withdrawal benefits	Contractholder funds	33,458	(3,042)	—	(3,042)
Equity-indexed options in life product contracts	Contractholder funds	4,143	(156)	—	(156)

Total liability derivatives		$378,526	$(24,721)	$38	$(24,759)

Total derivatives		$431,526	$(7,756)

Summary of Impacts of Foreign Currency Contracts in Cash Flow Hedges Relationship

The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for 2010. There were no cash flow hedges outstanding during 2012 and 2011.

($ in thousands)	2010
Effective portion
Gain recognized in OCI on derivatives during the period	$—
Gain recognized in OCI on derivatives during the term of the hedging relationship	—
Loss reclassified from AOCI into income (net investment income)	(2)
Gain reclassified from AOCI into income (realized capital gains and losses)	311
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)	—

Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges

The following table presents gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income for the years ended December 31.

($ in thousands)	Realized capital gains and losses			Contract benefits			Interest credited to contractholder funds		Total gain (loss) recognized in net income on derivatives
	2012	2011	2010	2012	2011	2010	2012	2011	2012	2011	2010
Interest rate contracts	$(296)	$(3,153)	$(40,261)	$—	$—	$—	$—	$—	$(296)	$(3,153)	$(40,261)
Embedded derivative financial instruments	(13)	3	494	4,119	(4,154)	(4,334)	(142)	(156)	3,964	(4,307)	(3,840)
Other contracts-structured settlement annuity reinsurance agreement	14,276	18,246	(3,277)	—	—	—	—	—	14,276	18,246	(3,277)

Total	$13,967	$15,096	$(43,044)	$4,119	$(4,154)	$(4,334)	$(142)	$(156)	$17,944	$10,786	$(47,378)

Summary of Counterparty Credit Exposure by Counterparty Credit Rating

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2012				2011
Rating (1)	Number of counter- parties	Notional Amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter- parties	Notional Amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$18,800	$209	$209	—	$—	$—	$—
A	1	7,900	45	45	—	—	—	—
A-	2	68,700	21	21	—	—	—	—
BBB+	1	5,000	31	31	1	52,000	—	—

Total	5	$100,400	$306	$306	1	$52,000	$—	$—

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.

Summary of Derivative Instruments with Credit Features in a Liability Position, Including Fair Value of Assets Netted Against the Liability

The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in thousands)	2012	2011
Gross liability fair value of contracts containing credit-risk-contingent features	$—	$265
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	—	(38)

Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$227